Average Annual Total Returns - Invesco SP 500 High Dividend Low Volatility ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) SinceInception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Oct. 18, 2012	(9.89%)	6.86%	9.08%	(11.19%)	5.72%	7.99%	(5.35%)	5.23%	7.14%	(9.67%)	7.19%	9.42%	18.40%	15.22%	14.55%